Financial Assets and Other Non-current Assets - Breakdown of Assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Non-current financial assets	€ 6,361	€ 6,639
Other non-current assets	986	631
Contractual assets (Note 23)	209	145
Deferred expenses (Note 23)	555	331
Prepayments	222	155
Total	7,347	7,270
Investments
Disclosure of financial assets [line items]
Non-current financial assets	479	457	€ 600
Long-term receivables for indirect taxes
Disclosure of financial assets [line items]
Non-current financial assets	299	187	188
Other long-term credits
Disclosure of financial assets [line items]
Non-current financial assets	890	252	353
Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets	1,254	1,633	1,285
Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets	752	551	719
Receivables for subleases
Disclosure of financial assets [line items]
Non-current financial assets	27	15	12
Impairment of trade receivables
Disclosure of financial assets [line items]
Non-current financial assets	(112)	(122)	€ (154)
Derivative financial assets (Note 19)
Disclosure of financial assets [line items]
Non-current financial assets	€ 2,772	€ 3,666